Share-Based Compensation - Summary of Percentage of Maximum Shares in Tranche to Be Delivered based on Banco Santander SA's Ranking (Detail) - 2015 LTIP [member]	12 Months Ended
Dec. 31, 2017
1st to 5th [member] | Earnings per Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of maximum shares in that tranche to be delivered	100.00%
6th [member] | Earnings per Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of maximum shares in that tranche to be delivered	87.50%
7th [member] | Earnings per Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of maximum shares in that tranche to be delivered	75.00%
8th [member] | Earnings per Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of maximum shares in that tranche to be delivered	62.50%
9th [member] | Earnings per Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of maximum shares in that tranche to be delivered	50.00%
10th and below [member] | Earnings per Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of maximum shares in that tranche to be delivered	0.00%
12% or Above [member] | Return on Tangible Equity [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of maximum shares in that tranche to be delivered	100.00%
11-12% [member] | Return on Tangible Equity [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of maximum shares in that tranche to be delivered	75.00%
Below 11% [member] | Return on Tangible Equity [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of maximum shares in that tranche to be delivered	0.00%